UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00216

Nicholas High Income Fund, Inc. (Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202 (Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer 700 North Water Street Milwaukee, Wisconsin 53202 (Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 12/31/2008 Date of Reporting Period: 03/31/2008

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS (unaudited)
Nicholas High Income Fund, Inc.
AS OF: 03/31/2008

		VALUE
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CORPORATE BONDS - 86.43%
	Consumer Discretionary - Auto & Components - 1.85%
$ 500,000	American Axle & Manufacturing,Inc. 5.25%, 02/11/14	$ 395,000
500,000	Ford Motor Company 7.125%, 11/15/25	330,000
1,250,000	General Motors Corporation 8.25%, 07/15/23	875,000
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		1,600,000
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	Consumer Discretionary - Consumer Durables & Apparel - 1.01%
1,000,000	Jarden Corporation 7.50%, 05/01/17	875,000
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	Consumer Discretionary - Consumer Services - 1.41%
1,500,000	United Rentals (North America), Inc. 7.75%, 11/15/13	1,222,500
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	Consumer Discretionary - Hotels, Restaurants & Leisure - 2.50%
1,000,000	Herbst Gaming, Inc. 7.00%, 11/15/14	182,500
1,250,000	MGM MIRAGE 6.625%, 07/15/15	1,087,500
1,500,000	Station Casinos, Inc. 6.50%, 02/01/14	900,000
		-----------
		2,170,000
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	Consumer Discretionary - Media - 2.22%
500,000	DIRECTV Holdings LLC 8.375%, 03/15/13	506,875
1,000,000	Nielsen Finance LLC 10.00%, 08/01/14	995,000
500,000	Scholastic Corporation 5.00%, 04/15/13	426,218
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		1,928,093
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	Consumer Discretionary - Retail - 3.80%
1,000,000	Michaels Stores, Inc. 10.00%, 11/01/14 *	875,000
1,000,000	Rent-A-Center, Inc. 7.50%, 05/01/10	925,000
1,500,000	Sally Holdings LLC 9.25%, 11/15/14 *	1,496,250
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		3,296,250
		-----------
	Consumer Staples - Food & Staple Retail - 1.96%
500,000	Denny's Holdings, Inc. 10.00%, 10/01/12 *	460,000
2,000,000	Restaurant Company (The) 10.00%, 10/01/13	1,240,000
		-----------
		1,700,000
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	Consumer Staples - Food, Beverage & Tobacco - 4.21%
2,000,000	Pilgrim's Pride Corporation 7.625%, 05/01/15	1,925,000
750,000	Pinnacle Foods Finance LLC 9.25%, 04/01/15	663,750
1,000,000	Reynolds American Inc. 7.25%, 06/01/13	1,059,161
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		3,647,911
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	Consumer Staples - Household & Personal Products - 2.05%
1,000,000	Solo Cup Company 8.50%, 02/15/14 *	845,000
1,000,000	Visant Holding Corporation 8.75%, 12/01/13	935,000
		-----------
		1,780,000
		-----------
	Energy - 13.10%
2,000,000	Chesapeake Energy Corporation 7.625%, 07/15/13	2,050,000
875,000	CONSOL Energy Inc. 7.875%, 03/01/12	914,375
500,000	Deluxe Corporation 7.375%, 06/01/15	466,250
1,000,000	Denbury Resources Inc. 7.50%, 04/01/13	1,022,500
500,000	El Paso Corporation 6.875%, 06/15/14	509,888
1,000,000	Forest Oil Corporation 7.75%, 05/01/14	1,027,500
750,000	Grant Prideco, Inc. 6.125%, 08/15/15	766,875
500,000	Harvest Operations Corp. 7.875%, 10/15/11	457,500
1,500,000	Helix Energy Solutions Group,Inc. 144A Restricted, 9.50%, 01/15/16	1,500,000
500,000	Hornbeck Offshore Services, Inc. 6.125%, 12/01/14	472,500
750,000	Inergy, L.P. 6.875%, 12/15/14	731,250
1,000,000	Newfield Exploration Company 6.625%, 09/01/14	985,000
500,000	Tesoro Corporation 6.50%, 06/01/17	447,500
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		11,351,138
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	Financials - Banks - 1.55%
1,000,000	Cardtronics, Inc. 9.25%, 08/15/13	940,000
500,000	MGIC Investment Corporation 5.375%, 11/01/15	407,087
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		1,347,087
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	Financials - Diversified - 2.53%
2,000,000	General Motors Acceptance Corporation 5.276%, 12/01/14	1,336,258
1,000,000	Nuveen Investments, Inc. 144A restricted, 10.50%, 11/15/15	857,500
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		2,193,758

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	Health Care - Equipment - 2.57%
500,000	Bausch & Lomb Incorporated 144A restricted, 9.875%, 11/01/15 *	508,750
750,000	Biomet, Inc. 144A restricted, 10.00%, 10/15/17	785,625
1,000,000	Boston Scientific Corporation 6.40%, 06/15/16	932,500
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		2,226,875
		-----------
	Health Care - Pharmaceuticals & Biotechnology - 0.57%
500,000	Axcan Intermediate Holdings Inc. 144A restricted, 9.25%, 03/01/15	495,000
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	Health Care - Services - 8.54%
1,250,000	DaVita, Inc. 7.25%, 03/15/15 *	1,218,750
1,500,000	Fresenius Medical Care Capital Trust IV 7.875%, 06/15/11	1,556,250
1,000,000	HCA Inc. 9.125%, 11/15/14 *	1,030,000
1,000,000	Psychiatric Solutions, Inc. 7.75%, 07/15/15	995,000
2,000,000	Res-Care, Inc. 7.75%, 10/15/13	1,900,000
750,000	United Surgical Partners International, Inc. 8.875%, 05/01/17	705,000
		-----------
		7,405,000
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	Industrials - Capital Goods - 9.01%
250,000	Actuant Corporation 144A Restriced, 6.875%, 06/15/17	246,875
500,000	American Railcar Industries, Inc. 7.50%, 03/01/14	440,000
1,250,000	Baldor Electric Company 8.625%, 02/15/17 *	1,237,500
1,500,000	Bombardier Inc. 144A restricted, 6.30%, 05/01/14	1,425,000
1,000,000	DRS Technologies, Inc. 6.875%, 11/01/13	980,000
500,000	Interline Brands, Inc. 8.125%, 06/15/14	477,500
1,500,000	L-3 Communications Corporation 6.375%, 10/15/15	1,466,250
1,250,000	Manitowoc Company, Inc. (The) 7.125% 11/01/13	1,237,500
350,000	Mueller Water Products, Inc. 7.375%, 06/01/17	301,875
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		7,812,500
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	Industrials - Commercial Services & Supplies - 10.86%
1,750,000	Alliance Laundry Systems LLC 8.50%, 01/15/13	1,592,500
1,500,000	Allied Waste North America, Inc. 6.375%, 04/15/11	1,475,625
1,500,000	ARAMARK Services, Inc. 5.00%, 06/01/12	1,305,000
750,000	Corrections Corporation of America 6.25%, 03/15/13	735,000
1,000,000	GEO Group, Inc. (The) 8.25%, 07/15/13	1,007,500
2,250,000	Great Lakes Dredge & Dock Company 7.75%, 12/15/13	2,058,750
1,000,000	Mobile Mini, Inc. 6.875%, 05/01/15	830,000
500,000	US Investigations Services Inc. 10.50%, 11/01/15	407,500
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		9,411,875
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	Industrials - Transportation - 1.41%
500,000	CMA CGM S.A. 144A restricted, 7.25%, 02/01/13	435,000
1,000,000	Park-Ohio Industries, Inc. 8.375%, 11/15/14	790,000
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		1,225,000
		-----------
	Information Technology - Hardware & Equipment - 2.40%
2,000,000	Flextronics International Ltd. 6.25%, 11/15/14	1,840,000
250,000	Seagate Technologies HDD Holdings 6.80%, 10/01/16	238,125
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		2,078,125
		-----------
	Information Technology - Semiconductors &
	Semiconductor Equipment - 0.45%
500,000	Freescale Semiconductor, Inc. 8.875%, 12/15/14	391,250
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	Information Technology - Software & Services - 6.65%
1,000,000	First Data Corporation 144A restricted, 9.875%, 09/24/15 *	822,500
2,000,000	Iron Mountain Incorporated 8.625%, 04/01/13	2,020,000
1,500,000	SunGard Data Systems Inc. 10.25%, 08/15/15 *	1,507,500
1,500,000	Unisys Corporation 6.875%, 03/15/10 *	1,410,000
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		5,760,000
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	Materials - 1.42%
500,000	Georgia-Pacific Corporation 144A restricted, 7.00%, 01/15/15	468,750
500,000	Nalco Company 7.75%, 11/15/11	506,250
250,000	Steel Dynamics, Inc. 144A restricted, 7.375%, 11/01/12	252,500
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		1,227,500
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	Telecommunication Services - 1.10%
500,000	FairPoint Communications, Inc. 144A restricted, 13.125%, 04/01/18	480,000
500,000	Syniverse Technologies Inc. 7.75%, 08/15/13	471,250
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		951,250
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	Utilities - 3.26%
321,000	AES Corporation (The) 144A restricted, 8.75%, 05/15/13	333,840
500,000	AES Corporation (The) 8.00%, 10/15/17	506,250
1,000,000	NRG Energy, Inc. 7.25%, 02/01/14	987,500
1,000,000	Texas Competitive Electric Holdings Company LLC
	144A restricted, 10.25%, 11/01/15	996,250
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		2,823,840
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Total Corporate Bonds (COST: $81,034,190)		74,919,952
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COMMON STOCKS - 3.60%
	Energy - Energy - 1.87%
12,500	Energy Transfer Partners, L.P.	570,875
15,000	Inergy, L.P.*	418,650
25,000	Kayne Anderson Energy Total Return Fund, Inc.	634,250
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		1,623,775
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	Exchange Traded Fund - 0.57%
84,000	Van Kampen Senior Income Trust	495,600
		-----------
	Health Care - Services - 0.41%
15,000	Brookdale Senior Living Inc.	358,500
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	Industrials - Transportation - 0.75%
25,000	Eagle Bulk Shipping Inc.	644,000
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Total Common Stocks (COST: $3,236,384)		3,121,875
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PREFERED CONVERTIBLE STOCK - 0.84%
	Financials - Banks - 0.84%
20,000	Fannie Mae
	Fixed-To-Floating-Rate Non-Cumulative Preferred Stock, Series S	481,000
10,000	Freddie Mac
	Fixed-to-Floating-Rate Non-Cumulative Perpetual Preferred Stock, Series Z	244,000
		-----------
Total Convertible Preferred Stock	(COST: $767,350)	725,000
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SHORT-TERM INVESTMENTS - 8.21%
	Commercial Paper - 7.12%
$500,000	Aetna Inc. 2.75%, 04/25/08	499,083
350,000	Alcoa Inc. 3.00%, 04/01/08	350,000
500,000	Black & Decker Corporation 3.10%, 04/09/08	499,656
500,000	Diageo Capital plc 2.98%, 04/03/08	499,917
500,000	Diageo Capital plc 3.40%, 04/10/08	499,575
475,000	H.J. Heinz Finance Company 3.22%, 04/14/08	474,448
450,000	Kraft Foods Inc. 2.85%, 04/16/08	449,466
850,000	Time Warner Inc. 3.10%, 04/09/08	849,414
750,000	Travelers Companies, Inc. (The) 2.75%, 04/10/08	749,484
750,000	Wisconsin Energy Corporation 3.12%, 04/04/08	749,805
550,000	Wisconsin Energy Corporation 3.20%, 04/02/08	549,951
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		6,170,799
		-----------
	Variable Rate Security - 1.09%
947,439	Wisconsin Corporate Central Credit Union
	04/01/2008, 2.32%	947,440
		-----------
Total Short-Term Investments (COST: $7,118,239)		7,118,239
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INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 11.64%
	Money Market Fund - 1.26%
1,089,420	BlackRock Provident Institutional Funds
	TempCash Fund 04/01/08, 3.264%	1,089,420
		-----------
	Repurchase Agreement - 10.38%
9,000,000	Barclays Capital, Inc.
	Agency Pass-Thru 04/01/08, 2.50%	9,000,000
		-----------
TOTAL Investments purchased with cash proceeds
from securities lending (COST: $	10,089,420)	10,089,420
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TOTAL SECURITY HOLDINGS (COST:	$102,245,583) - 110.72%	$95,974,486

LIABILITIES, NET OF OTHER ASSETS - (10.72)%		(9,294,773)
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TOTAL NET ASSETS		$86,679,713
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% OF NET ASSETS
* All or a portion of principal or shares are on loan.

As of March 31, 2008, investment cost for federal tax purposes was $102,266,816 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$ 432,142
Unrealized depreciation	(6,724,472)
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Net unrealized depreciation	$(6,292,330)
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For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas High Income Fund, Inc. By: /s/ David O. Nicholas Name: David O. Nicholas Title: Principal Executive Officer

Date: 05/28/2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas Name: David O. Nicholas Title: Principal Executive Officer Date: 05/28/2008 By: /s/ Jeffrey T. May Name: Jeffrey T. May Title: Principal Financial Officer Date: 05/28/2008